Derivatives and Hedging Activities (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Derivative [Line Items]
Asset derivatives, fair value	$ 1,139	$ 20,895
Liability derivatives, fair value	3,006	55,554
Interest rate swap agreements
Derivative [Line Items]
Customer derivatives program	1,035,573	840,935
Notional amount	700,000	700,000
Interest rate contract | Other assets
Derivative [Line Items]
Asset derivatives, fair value	1,139	20,895
Interest rate contract | Other liabilities
Derivative [Line Items]
Liability derivatives, fair value	1,139	20,895
Commercial loan hedge
Derivative [Line Items]
Notional amount	52,936	54,155
Commercial loan hedge | Other assets
Derivative [Line Items]
Asset derivatives, fair value	0	0
Commercial loan hedge | Other liabilities
Derivative [Line Items]
Liability derivatives, fair value	174	3,312
Long term borrowing hedge | Other assets
Derivative [Line Items]
Asset derivatives, fair value	0	0
Long term borrowing hedge | Other liabilities
Derivative [Line Items]
Liability derivatives, fair value	1,693	$ 31,347
Related Party Loan | Interest rate swap agreements
Derivative [Line Items]
Customer derivatives program	$ 33,645